Condensed Consolidated Balance Sheets - USD ($)		Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash		$ 1,135,562	$ 0
Prepaid expenses		71,705	0
Prepaid insurance		321,429	0
Total Current Assets		1,528,696	0
Deferred offering costs		0	157,937
Prepaid insurance- long term		187,500	0
Cash and marketable securities held in Trust Account		419,552,466	0
Total Assets		421,268,662	157,937
Current liabilities:
Accrued expenses		67,450	0
Accrued offering costs		85,000	0
IPO Promissory Note- related party		0	184,847
Subscription agreement liability		36,544,215	0
Total Current Liabilities		36,696,665	184,847
Deferred underwriting fee payable		3,000,000	0
Total Liabilities		39,696,665	184,847
Commitments and Contingencies (Note 6)
Convertible Redeemable Preferred Stock:
Temporary Equity, Carrying Amount, Attributable to Parent		419,552,466	0
Shareholders' Deficit
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued or outstanding		0	0
Additional paid-in capital		0	23,964
Accumulated deficit		37,981,535	51,910
Total Shareholders' Deficit		(37,980,469)	(26,910)
Total Liabilities, Convertible Redeemable Preferred Stock and Stockholders' Deficit		421,268,662	157,937
Previously Reported [Member]
Shareholders' Deficit
Additional paid-in capital			24,137
ColdQuanta Inc dba Infleqtion [Member]
Current assets:
Cash and Cash Equivalent		24,889,000	47,942,000	$ 27,462,000
Available-for-sale securities		51,415,000	0	12,660,000
Accounts receivable		4,532,000	4,033,000	2,057,000
Unbilled receivables		3,789,000	3,558,000	1,304,000
Inventories		4,055,000	2,223,000	1,279,000
Prepaid expenses and other current assets		6,923,000	3,195,000	3,756,000
Total Current Assets		95,603,000	60,951,000	48,518,000
Property and equipment, net		8,817,000	10,015,000	10,361,000
Operating lease right-of-use assets		5,186,000	5,400,000	3,224,000
Other assets		649,000	637,000	467,000
Goodwill		9,315,000	9,315,000	9,315,000
Total Assets		119,570,000	86,318,000	71,885,000
Current liabilities:
Accounts payable		5,682,000	1,361,000	2,363,000
Accrued expenses		8,489,000	9,278,000	3,086,000
Contract liabilities		3,067,000	3,402,000	2,551,000
Current portion of operating lease liabilities		1,187,000	1,324,000	1,086,000
Deferred consideration payable, current		455,000	1,362,000	0
Total Current Liabilities		18,880,000	16,727,000	9,086,000
Simple Agreement for Future Equity (SAFE)			0	1,425,000
Operating lease liabilities, net of current portion		4,310,000	4,774,000	2,563,000
Deferred consideration payable		0	408,000	0
Total Liabilities		23,190,000	21,909,000	13,074,000
Convertible Redeemable Preferred Stock:
Temporary Equity, Carrying Amount, Attributable to Parent		296,809,000	247,584,000	193,980,000
Shareholders' Deficit
Common Stock		5,000	5,000	4,000
Additional paid-in capital		19,237,000	15,751,000	10,468,000
Accumulated deficit		220,326,000	199,291,000	145,527,000
Accumulated other comprehensive income (loss)		655,000	360,000	(114,000)
Total Shareholders' Deficit		(200,429,000)	(183,175,000)	(135,169,000)
Total Liabilities, Convertible Redeemable Preferred Stock and Stockholders' Deficit		119,570,000	86,318,000	71,885,000
ColdQuanta Inc dba Infleqtion [Member] | Previously Reported [Member]
Current assets:
Accounts receivable			3,492,000
Unbilled receivables			4,863,000
Total Current Assets			61,715,000
Property and equipment, net			9,915,000
Operating lease right-of-use assets			5,131,000
Total Assets			86,713,000
Current liabilities:
Accrued expenses			9,081,000
Total Current Liabilities			16,530,000
Total Liabilities			21,712,000
Shareholders' Deficit
Accumulated deficit			198,699,000
Total Shareholders' Deficit			(182,583,000)
Total Liabilities, Convertible Redeemable Preferred Stock and Stockholders' Deficit			86,713,000
Common Class A [Member]
Convertible Redeemable Preferred Stock:
Temporary Equity, Carrying Amount, Attributable to Parent		419,552,466
Shareholders' Deficit
Common Stock		30	0
Common Class B [Member]
Shareholders' Deficit
Common Stock	[1],[2]		863
Class B Ordinary Shares [Member]
Shareholders' Deficit
Common Stock	[3],[4]	1,036	1,036
Series Seed convertible redeemable preferred stock | ColdQuanta Inc dba Infleqtion [Member]
Convertible Redeemable Preferred Stock:
Temporary Equity, Carrying Amount, Attributable to Parent		6,526,000	6,526,000	6,526,000
Series Seed II convertible redeemable preferred stock | ColdQuanta Inc dba Infleqtion [Member]
Convertible Redeemable Preferred Stock:
Temporary Equity, Carrying Amount, Attributable to Parent		10,411,000	10,411,000	10,411,000
Series A convertible redeemable preferred stock | ColdQuanta Inc dba Infleqtion [Member]
Convertible Redeemable Preferred Stock:
Temporary Equity, Carrying Amount, Attributable to Parent		36,658,000	36,658,000	36,658,000
Series B convertible redeemable preferred stock | ColdQuanta Inc dba Infleqtion [Member]
Convertible Redeemable Preferred Stock:
Temporary Equity, Carrying Amount, Attributable to Parent		112,145,000	112,145,000	107,395,000
Series B-1 convertible redeemable preferred stock | ColdQuanta Inc dba Infleqtion [Member]
Convertible Redeemable Preferred Stock:
Temporary Equity, Carrying Amount, Attributable to Parent		32,990,000	32,990,000	32,990,000
Series C convertible redeemable preferred stock | ColdQuanta Inc dba Infleqtion [Member]
Convertible Redeemable Preferred Stock:
Temporary Equity, Carrying Amount, Attributable to Parent		71,728,000	22,503,000	0
Series C-1 convertible redeemable preferred stock | ColdQuanta Inc dba Infleqtion [Member]
Convertible Redeemable Preferred Stock:
Temporary Equity, Carrying Amount, Attributable to Parent		$ 26,351,000	$ 26,351,000	$ 0

[1]	In April 2025 the Company, through a share capitalization, issued the Sponsor an additional 1,437,500 founder shares, for which the Sponsor now holds 8,625,000 founder shares in the aggregate. All share and per share data has been retrospectively presented.
[2]	Includes an aggregate of up to 1,125,000 Class B ordinary shares, $0.0001 par value subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (Note 5).
[3]	At December 31, 2024, included an aggregate of up to 1,350,000 Class B ordinary shares, $0.0001 par value (the “Class B Ordinary Shares”), subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters (Note 5). On May 15, 2025, Churchill Capital Corp X (the “Company”) consummated its initial public offering and sold 41.4 million public units (the “Public Units”), which included the full exercise of the underwriters’ over-allotment option (the “Initial Public Offering”), hence the 1,350,000 Class B Ordinary Shares are no longer subject to forfeiture.
[4]	On February 15, 2024, Churchill Sponsor X LLC (the “Sponsor”) acquired an aggregate of 7,187,500 Class B Ordinary Shares (the “Founder Shares”) for approximately $0.003 per share. In April 2025, the Company effected a share capitalization in the form of a share dividend of approximately 0.2 fully paid Class B Ordinary Shares for each Class B Ordinary Share in issue. In May 2025, the Company issued an additional 1,725,000 Class B Ordinary Shares in a share capitalization, resulting in the Sponsor, holding an aggregate of 10,350,000 Founder Shares. All share and per-share data have been retrospectively presented.